Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2018			$ 16,000	$ 24,120,599	$ (19,109,349)	$ 46,256	$ 5,073,506
Beginning balance, shares at Dec. 31, 2018	[1]		6,000,000
Net loss					(1,673,735)		(1,673,735)
Actuarial gain for post-employment benefits						549	549
Realization of actuarial gain for post-employment benefits
Non-employee share-based compensation
Non-employee share-based compensation, shares
Foreign currency translation gain
Issuance of shares for compensation of employee and nonemployee services
Issuance of shares for compensation of employee and nonemployee services, shares
Proceeds from IPO, net of underwriting discount and offering expenses			$ 3,636	12,542,152			12,545,788
Proceeds from IPO, net of underwriting discount and offering expenses, shares	[1]		1,363,637
Share-based compensation				247,817			247,817
Ending balance, value at Dec. 31, 2019			$ 19,636	36,910,568	(20,783,084)	46,805	16,193,925
Ending balance, shares at Dec. 31, 2019	[1]		7,363,637
Net loss					(6,951,698)		(6,951,698)
Realization of actuarial gain for post-employment benefits						(46,805)	(46,805)
Non-employee share-based compensation			$ 118	155,438			155,556
Non-employee share-based compensation, shares	[1]		44,318
Share-based compensation				3,007,081			3,007,081
Ending balance, value at Dec. 31, 2020			$ 19,754	40,073,087	(27,734,782)		12,358,059
Ending balance, shares at Dec. 31, 2020	[1]		7,407,955
Net loss					(6,083,379)		(6,083,379)
Actuarial gain for post-employment benefits						30,704	30,704
Issuance of shares for compensation of employee and nonemployee services			$ 107	225,669			225,776
Issuance of shares for compensation of employee and nonemployee services, shares	[1]		40,000
Share-based compensation				1,288,583			1,288,583
Ending balance, value at Dec. 31, 2021			$ 19,861	$ 41,587,339	$ (33,818,161)	$ 30,704	$ 7,819,743
Ending balance, shares at Dec. 31, 2021	[1]		7,447,955

[1]	The shares are presented on a retroactive basis to reflect the reverse stock split